CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Cash flows from operating activities
Net income from continuing operations	$ 16,459	$ 60,609	$ 75,644
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	18,337	18,185	18,023
Provision for losses	421,600	312,566	247,665
Goodwill impairment charges	0
Impairment on intangible assets and property and equipment	0
Restructuring costs	0	0	523
Amortization of debt issuance costs	4,146	3,329	3,289
Amortization of bond (premium)/discount	(488)	1,225	(1,541)
Deferred income taxes	2,126	9,036	(569)
Loss on disposal of property and equipment	889	2,278	217
Loss (gain) on extinguishment of debt	90,569	12,458	(6,991)
Increase in cash surrender value of life insurance	(2,563)	(1,308)	(918)
Share-based compensation expense	8,210	965	1,148
Realized loss on cash flow hedge	556	333	0
Changes in operating assets and liabilities:
Fees and service charges on loans receivables	(11,096)	(16,770)	(6,944)
Prepaid expenses and other assets	(2,578)	(4,574)	(4,802)
Accounts payable and accrued liabilities	(5,085)	6,232	3,426
Deferred revenue	(1,630)	(682)	(1,257)
Income taxes payable	1,636	529	6,852
Income taxes receivable	(13,287)	2,557	(8,227)
Other assets and liabilities	(4,145)	18,270	3,255
Net cash provided by continuing operating activities	523,656	425,238	328,793
Net cash provided by discontinued operating activities	10,808	9,666	566
Net cash provided by operating activities	534,464	434,904	329,359
Cash flows from investing activities
Purchase of property, equipment and software	(14,033)	(8,717)	(15,997)
Loans receivable originated or acquired	(2,136,164)	(2,063,213)	(1,877,831)
Loans receivable repaid	1,558,201	1,660,440	1,607,856
Cash paid for Cognical Holdings preferred shares	(958)	(5,600)	0
Net cash used in continuing investing activities	(592,954)	(417,090)	(285,972)
Net cash used in discontinued investing activities	(27,891)	(15,761)	(11,701)
Net cash used in investing activities	(620,845)	(432,851)	(297,673)
Cash flows from financing activities
Payments on 12.00% Senior Cash Pay Notes	0	(125,000)	0
Proceeds from credit facilities			30,000
Payments on credit facilities			(38,050)
Debt issuance costs paid	(18,609)	(18,701)	(5,346)
Payments of call premiums from early debt extinguishments	(69,650)	0	0
Net proceeds from issuance of common stock	11,167	81,117	0
Payments to net share settle restricted stock units vesting	(1,942)	0	0
Proceeds from exercise of stock options	559	0	0
Dividends paid to stockholders	0	(182,000)	0
Net cash provided by (used in) financing activities	19,092	(36,691)	59,382
Effect of exchange rate changes on cash and restricted cash	(7,345)	7,776	(2,039)
Net (decrease) increase in cash and restricted cash	(74,634)	(26,862)	89,029
Cash and restricted cash at beginning of period	174,491	201,353	112,324
Cash and restricted cash at end of period	99,857	174,491	201,353
Less: Cash and restricted cash of discontinued operations at end of period	13,243	12,460	14,029
Cash and restricted cash of continuing operations at end of period	86,614	162,031	187,324
10.75% Senior Secured Notes
Cash flows from financing activities
Payments on Senior Secured Notes	0	(426,034)	(18,939)
12.00% Senior Secured Notes
Cash flows from financing activities
Payments on Senior Secured Notes	(605,000)	0	0
Proceeds from issuance of Senior Secured Notes	0	601,054	0
Non-Recourse U.S. SPV Facility and ABL Facility | Line of Credit
Cash flows from financing activities
Proceeds from credit facilities	17,000	60,130	91,717
Payments on credit facilities	(141,590)	(27,257)	0
Non-Recourse Canada SPV Facility | Line of Credit
Cash flows from financing activities
Proceeds from credit facilities	117,157	0	0
8.25% Senior Notes Due 2025
Cash flows from financing activities
Proceeds from issuance of Senior Secured Notes	690,000	0	0
Revolving Credit Facility
Cash flows from financing activities
Proceeds from credit facilities			91,717
Revolving Credit Facility | Line of Credit
Cash flows from financing activities
Proceeds from credit facilities	131,902	43,084
Payments on credit facilities	(111,902)	(43,084)
Revolving Credit Facility | Non-Recourse U.S. SPV Facility and ABL Facility
Cash flows from financing activities
Proceeds from credit facilities	17,000	60,130
Payments on credit facilities	(141,590)	(27,257)
Revolving Credit Facility | Non-Recourse Canada SPV Facility
Cash flows from financing activities
Proceeds from credit facilities	117,157
Revolving Credit Facility | Senior Revolver
Cash flows from financing activities
Proceeds from credit facilities	131,902	43,084	30,000
Payments on credit facilities	$ (111,902)	$ (43,084)	$ (38,050)